EATON VANCE SMALL-CAP GROWTH FUND EATON VANCE SPECIAL EQUITIES FUND Supplement to Prospectus dated May 2, 2005

EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.1 EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.2 Supplement to Prospectuses dated May 30, 2005

Nancy B. Tooke is the portfolio manager of the Eaton Vance Small-Cap Growth Fund, Eaton Vance Special Equities Fund, Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 and Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2. Ms. Tooke was previously senior managing director and small- and mid-cap core portfolio manager of ForstmannLeff Associates in Boston. She worked for Schroders PLC from 1994-2004 as executive vice president and portfolio manager of their small- and mid-cap value mutual funds and institutional client accounts.

February 1, 2006	SCGSETMPS

EATON VANCE SMALL-CAP GROWTH FUND EATON VANCE SPECIAL EQUITIES FUND Supplement to Statement of Additional Information dated May 2, 2005

1.   The following replace the tables relating to "Small-Cap Growth Portfolio" and "Special Equities Portfolio" under "Portfolio Managers" in "Investment Advisory and Administrative Services":

	Number of All Accounts	Total Assets of All Accounts*	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee*
Small-Cap Growth Portfolio**
Nancy B. Tooke
Registered Investment Companies	3	$192,169,358	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

	Number of All Accounts	Total Assets of All Accounts*	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee*
Special Equities Portfolio**
Nancy B. Tooke
Registered Investment Companies	3	$192,169,358	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

*In millions of dollars. **As of January 31, 2006.

2.  The following sentence is inserted immediately under the table relating to ownership of Fund shares under "Portfolio Managers" in "Investment Advisory and Administrative Services":

Ms. Tooke did not beneficially own any shares of Small-Cap Growth Fund or Special Equities Fund as of January 31, 2006. Interests in the Portfolios cannot be purchased by the portfolio managers.

February 1, 2006

EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.1 Supplement to Statement of Additional Information dated May 30, 2005

The following replaces the first two paragraphs and table under "Portfolio Manager" in "Investment Advisory and Administrative Services":

Portfolio Manager. The portfolio manager of the Portfolio is Nancy B. Tooke. The portfolio manager manages other investment companies and/or investment accounts in addition to the Portfolio. The following table shows, as of January 31, 2006, the number of accounts the portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

	Number of All Accounts	Total Assets of All Accounts*	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee*

Registered Investment Companies	3	$192,169,358	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

*In millions of dollars.

Ms. Tooke did not beneficially own any shares of the Fund as of January 31, 2006. Interests in the Portfolio cannot be purchased by the portfolio manager.

February 1, 2006

EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.2 Supplement to Statement of Additional Information dated May 30, 2005

1.  The following replaces the table relating to "Small-Cap Growth Portfolio" under "Portfolio Managers" in "Investment Advisory and Administrative Services":

	Number of All Accounts	Total Assets of All Accounts*	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee*
Small-Cap Growth Portfolio**
Nancy B. Tooke
Registered Investment Companies	3	$192,169,358	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

*In millions of dollars. **As of January 31, 2006.

2.  The following sentence is inserted immediately under the table relating to ownership of Fund shares under "Portfolio Managers" in "Investment Advisory and Administrative Services":

Ms. Tooke did not beneficially own any shares of Small-Cap Growth Fund as of January 31, 2006. Interests in the Portfolio cannot be purchased by the portfolio manager.

February 1, 2006